Subsequent events (Details)	12 Months Ended
Dec. 31, 2023
Parent Company's merger
Subsequent events
Exchange Ratio	4
Parent Company's merger | American Depositary Shares
Subsequent events
Exchange Ratio	4
Number of shares represented by each ADS	1
ADR Program
Subsequent events
Effective period	60 days